RESTRUCTURING AND ACQUISITION-RELATED COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Acquisition-related transaction costs	$ 0	$ 14
Restructuring and acquisition-related costs	48,154	47,329
Acquisition-related transaction costs	0	14
Restructuring and acquisition-related costs (note 17)	48,154	47,329
Employee termination and benefit costs
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring-related costs	10,900	17,064
Restructuring-related costs	10,900	17,064
Exit, relocation and other costs
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring-related costs	13,321	17,190
Restructuring and acquisition-related costs	5,900	4,800
Restructuring-related costs	13,321	17,190
Restructuring and acquisition-related costs (note 17)	5,900	4,800
Net loss on disposal and write-downs of property, plant and equipment, right-of-use assets and software related to exit activities
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring-related costs	23,933	13,061
Restructuring-related costs	23,933	13,061
SG&A Workforce Reductions [Member]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring and acquisition-related costs	2,400
Restructuring and acquisition-related costs (note 17)	2,400
Other costs
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring and acquisition-related costs	6,600	4,100
Restructuring and acquisition-related costs (note 17)	6,600	4,100
Consolidation of distribution centres
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring and acquisition-related costs		7,300
Restructuring and acquisition-related costs (note 17)		7,300
United States | Closure of manufacturing facility
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring and acquisition-related costs	22,500	9,900
Restructuring and acquisition-related costs (note 17)	22,500	9,900
MEXICO | Closure of manufacturing facility
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring and acquisition-related costs	10,800	14,200
Restructuring and acquisition-related costs (note 17)	$ 10,800	14,200
Canada | Closure of manufacturing facility
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Restructuring and acquisition-related costs		7,000
Restructuring and acquisition-related costs (note 17)		$ 7,000